Exceptional items - Schedule of exceptional items (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	$ (3,428)	$ (3,002)	$ (3,301)
Operating profit	4,335	6,001	5,547
Non-operating items	(220)	(70)	364
Borrowing cost capitalized exceptional	58	0	0
Exceptional items before taxation	3,537	5,460	5,642
Items included in taxation	(999)	(1,294)	(1,163)
Total exceptional items	2,538	4,166	4,479
Attributable to:
Equity shareholders of the parent company	2,354	3,870	4,445
Non-controlling interests	184	296	34
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(342)	(127)	(75)
Operating profit	(1,369)	56	(766)
Non-operating items	(220)	(70)	364
Exceptional items before taxation	(1,531)	(14)	(402)
Items included in taxation	214	(24)	226
Total exceptional items	(1,317)	(38)	(176)
Attributable to:
Equity shareholders of the parent company	(1,294)	(142)	(3)
Non-controlling interests	(23)	104	(173)
Brand, goodwill, tangible and other assets impairment
Disclosure Of Exceptional Items [Line Items]
Brand, goodwill, tangible and other assets impairment	(910)	224	(613)
Items included in taxation	138	(63)	154
Restructuring programme
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(225)	(61)	(121)
Distribution model change in France
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(145)	0	0
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(51)	(107)	0
Items included in taxation	(12)
USVI cover-over
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	(38)	0	0
Distribution termination fee
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0	0	(55)
Items included in taxation	0	0	14
Winding down Russian operations
Disclosure Of Exceptional Items [Line Items]
Other (expenses) / income	0	0
Unused provision reversed, other provisions			23
Guinness Nigeria
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(125)	(6)	0
Guinness Ghana plc sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(114)	0	0
Pampero Brand and Inventory
Disclosure Of Exceptional Items [Line Items]
Non-operating items	53	0	0
Santa Vittoria sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(29)	0	0
Cacique brand disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(20)	0	0
Safari brand
Disclosure Of Exceptional Items [Line Items]
Non-operating items	15	0	0
Ciroc LLC arrangement
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(11)	0	0
Guinness Cameroun SA
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(8)	(10)	343
Items included in taxation			(52)
MHD France joint operation disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(5)	0	0
Windsor business
Disclosure Of Exceptional Items [Line Items]
Non-operating items	4	(58)	0
Seychelles Breweries Limited prospective sale
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(4)	0	0
Ritual acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items	25	0	0
Nao Spirits acquisition
Disclosure Of Exceptional Items [Line Items]
Non-operating items	(1)	0	0
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items	$ 0	$ 4	$ 21